Unaudited Condensed Consolidated Statements of Other Comprehensive Income (Loss) - CLP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
CONSOLIDATED INCOME (LOSS) FOR THE PERIOD	$ 168,179	$ (732,203)
OTHER COMPREHENSIVE INCOME (LOSS) WHICH MAY BE RECLASSIFIED SUBSEQUENTLY TO PROFIT OR LOSS:
Debt instruments at fair value through other comprehensive income	(118,979)	(2,033)
Exchange differences on investment in Colombia and New York branch	(26,686)	(11,501)
Gain (loss) from hedge of net investments in foreign operations	(4,567)	23,179
Gain (loss) from cash flows hedges	11,619	(11,301)
Other comprehensive income (loss) before income taxes	(138,613)	(1,656)
Income taxes related to debt instruments at FV through OCI	9,308	(681)
Income taxes related to hedge of net investment in foreign operations	2,974	(6,258)
Income taxes related to cash flows hedges	(1,041)	(1,391)
Income taxes on other comprehensive income (loss)	11,241	(8,330)
Other comprehensive income (loss) which may be reclassified subsequently to profit or loss, net of income taxes	(127,372)	(9,986)
OTHER COMPREHENSIVE INCOME (LOSS) WHICH MAY NOT BE RECLASSIFIED SUBSEQUENTLY TO PROFIT OR LOSS:
Defined benefits obligations	1,889	1,607
Income taxes related to defined benefits obligations	(566)	(492)
Changes in the fair value of equity investments at fair value through other comprehensive income	(82)	(471)
Other comprehensive loss which may not be reclassified subsequently to profit or loss, net of income taxes	1,241	644
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD	(126,131)	(9,342)
CONSOLIDATED COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD	42,048	(741,545)
Attributable to:
Equity holders of the Bank	42,674	(724,921)
Non-controlling interest	$ (626)	$ (16,624)